CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Stockholders' Equity
Dividends declared and paid, per share	$ 0.15	$ 0.03
Issuance of common stock, per share			$ 1.00	$ 7.50	$ 15.00
Issuance of restricted common stock, per share				$ 7.50	$ 15.00